Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Loss Before Income Taxes

The Group’s loss before income taxes consists of:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Non-PRC	(670,529)	(1,243,926)	(1,130,036)	(173,186)
PRC	(8,311,901)	(8,980,961)	(5,853,841)	(897,139)
	(8,982,430)	(10,224,887)	(6,983,877)	(1,070,325)

Components of Income Tax Expense

Income tax expense for the years ended December 31, 2018, 2019 and 2020 consists of:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Current income tax expense	123,887	129,164	65,255	10,001
Deferred income tax benefit	(45,086)	(77,312)	(41,979)	(6,434)
	78,801	51,852	23,276	3,567

Summary of Reconciliation of Tax Expense Computed by Applying Statutory Income Tax Rate to Pre-Tax Loss

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss is as follows:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Income tax benefit at PRC statutory rate	(2,245,608)	(2,556,222)	(1,745,969)	(267,581)
Effect of differing tax rates in different jurisdictions	172,111	293,976	291,884	44,733
Non-deductible expenses	380,327	436,312	516,236	79,117
Research and development super-deduction	(40,466)	(66,026)	(159,919)	(24,509)
Effect of PRC preferential tax rates and tax holiday	709,165	707,518	243,964	37,389
Other adjustments	(51,451)	104,484	57,018	8,738
Change in valuation allowance	1,154,723	1,131,810	820,062	125,680
Income tax expense	78,801	51,852	23,276	3,567

Summary of Tax Effects of Temporary Differences to Deferred Tax Balances

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2019 and 2020 are as follows:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses and others	83,324	117,387	17,990
Bad debt provision	32,654	104,458	16,009
Net operating losses carried forward	801,430	1,078,698	165,318
Recorded cost relating to capitalized assets	2,943,758	3,363,003	515,403
Fixed assets depreciation	17,967	18,651	2,858
Valuation allowance	(3,751,855)	(4,571,917)	(700,677)
Deferred tax assets, net	127,278	110,280	16,901
Deferred tax liabilities:
Long-lived assets arising from acquisitions	122,498	63,521	9,735

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Classification in the consolidated balance sheets:
Deferred tax assets, net	34,916	51,347	7,869
Deferred tax liabilities	30,136	4,588	703